Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cost
Foreign exchange movement	$ (6,578)	$ (5,092)
Intangible assets gross	120,164	113,381
Accumulated amortization	(67,037)	(49,587)
Foreign exchange movement	3,483	2,333
Net book value	56,610	66,127	[1]
Customer Relationships
Cost
Intangible assets gross	87,218	90,541
Technology Assets
Cost
Intangible assets gross	11,169	11,169
Order Backlog
Cost
Intangible assets gross	16,540	13,592
Trade Names
Cost
Intangible assets gross	1,357	1,357
Volunteer List Acquired
Cost
Intangible assets gross	1,325	1,325
Non-compete Agreements
Cost
Intangible assets gross	489	$ 489
ClinicalRM Intangible Asset
Cost
Intangible assets gross	$ 8,644

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).